[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

February 28, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	The Integrity Funds (the "Registrant")

Ladies and Gentlemen:

The Registrant is transmitting Post-Effective Amendment No. 74 (this "Amendment") to the Registration Statement on Form N-1A for electronic filing under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (under which it is Amendment No. 75). The Registrant is a multi-series investment company consisting of the following four series: Williston Basin/Mid-North America Stock Fund (the "WB/MNAS Fund"); Integrity Growth & Income Fund; Integrity High Income Fund; and Integrity Dividend Harvest Fund. This Amendment is being filed pursuant to Rule 485(a)(1) of the 1933 Act and is with respect to a new class of shares (i.e., Class C) of the WB/MNAS Fund.

If we may cooperate with you in any way in the processing of this Amendment to the Registration Statement, please telephone the undersigned at (312) 845-3446.

Very truly yours,

CHAPMAN AND CUTLER LLP

By: /s/ Suzanne M. Russell
Suzanne M. Russell

Enclosures

cc: Brent Wheeler